Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the company’s financial performance. For further information on the company’s executive compensation, please see the CD&A beginning on page 30.
Required Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on “compensation actually paid” (CAP) to our principal executive officers (PEOs) and (on average) to our other NEOs (non-PEO NEOs) during the specified years alongside TSR and net income metrics, as well as a company-selected measure of adjusted EBITDA. The company selected this measure as the most important in linking compensation actually paid to our NEOs for 2022 to company performance, as adjusted EBITDA represents a 50% weighting in the March 7, 2022 PSU awards as well as our 2022 annual incentive plan.
Fiscal Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Company- Selected Measure: Adjusted EBITDA ($ in millions)(4)
							Total Shareholder Return	Peer Group(3) Total Shareholder Return
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$46,990,957	$66,874,224	$9,027,723	$19,687,049	$1,310,474	$3,184,179	$116.26	$122.85	$666	$997
2021	$22,043,280	$22,043,280	$—	$—	$3,990,800	$3,600,679	$164.27	$151.16	$341	$812
2020	$21,812,660	$25,043,462	$—	$—	$4,638,287	$4,255,500	$149.56	$114.73	$117	$609
(1)
Reflects the total compensation of our executive chairman and former CEO, Mr. Jacobs, who served as our PEO (PEO 1) from January 1, 2022 until November 1, 2022, and the total compensation of our CEO and former president, North American Less-Than-Truckload and CIO, Mario Harik, who is serving as our PEO (PEO 2), effective on November 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown (and for Mr. Harik, solely reflect compensation for the year of his service as our CEO).

(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Mr. Jacobs and Mr. Harik, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Harik, information is only included with respect to 2022.

(3)
Our peer group is represented by the Dow Jones Transportation Average.

(4)
Our company-selected measure is adjusted earnings before interest, taxes, depreciation and amortization (“Adjusted EBITDA”), which we define as income from continuing operations before debt extinguishment loss, interest expense, income tax, depreciation and amortization expense, goodwill impairment charges, transaction and integration costs, restructuring costs and other adjustments. Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.

	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022(a)
Summary Compensation Table Total	$21,812,660	$22,043,280	$46,990,957
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)			(54,298,870)
+ Previously Reported Grant Date Fair Value of Modified Awards			19,697,878
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	$0	$0	$(34,600,992)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$54,484,259
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,230,802	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$25,043,462	$22,043,280	$66,874,224

(a)
For a description of the modifications and valuations of awards held by PEO 1, see footnote 7 of the Summary Compensation Table above.

	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022(a)
Summary Compensation Table Total	$0	$0	$9,027,723
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)			(10,259,872)
+ Previously Reported Grant Date Fair Value of Modified Awards			2,878,803
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	$0	$0	$(7,381,069)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$18,040,395
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$0	$0	$19,687,049

(a)
For a description of the modifications and valuations of awards held by PEO 2, see footnote 7 of the Summary Compensation Table above.

	NEO
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022
Summary Compensation Table Total	$4,638,287	$3,990,800	$1,310,474
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,317,067)	$(521,238)	$(545,923)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$627,445	$1,199,280	$4,175,040
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$124,838	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$61,561	$0	$184,257
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$180,900	$9,732	$(86,372)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(60,464)	$(1,077,895)	$(1,853,297)
Compensation Actually Paid	$4,255,500	$3,600,679	$3,184,179

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Reflects the total compensation of our executive chairman and former CEO, Mr. Jacobs, who served as our PEO (PEO 1) from January 1, 2022 until November 1, 2022, and the total compensation of our CEO and former president, North American Less-Than-Truckload and CIO, Mario Harik, who is serving as our PEO (PEO 2), effective on November 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown (and for Mr. Harik, solely reflect compensation for the year of his service as our CEO).

Peer Group Issuers, Footnote [Text Block]	(3) Our peer group is represented by the Dow Jones Transportation Average.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Mr. Jacobs and Mr. Harik, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Harik, information is only included with respect to 2022.
	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022(a)
Summary Compensation Table Total	$21,812,660	$22,043,280	$46,990,957
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)			(54,298,870)
+ Previously Reported Grant Date Fair Value of Modified Awards			19,697,878
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	$0	$0	$(34,600,992)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$54,484,259
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,230,802	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$25,043,462	$22,043,280	$66,874,224

(a)
For a description of the modifications and valuations of awards held by PEO 1, see footnote 7 of the Summary Compensation Table above.

	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022(a)
Summary Compensation Table Total	$0	$0	$9,027,723
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)			(10,259,872)
+ Previously Reported Grant Date Fair Value of Modified Awards			2,878,803
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	$0	$0	$(7,381,069)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$18,040,395
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$0	$0	$19,687,049

(a)
For a description of the modifications and valuations of awards held by PEO 2, see footnote 7 of the Summary Compensation Table above.

Non-PEO NEO Average Total Compensation Amount	$ 1,310,474	$ 3,990,800	$ 4,638,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,184,179	3,600,679	4,255,500
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Mr. Jacobs and Mr. Harik, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Harik, information is only included with respect to 2022.
	NEO
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022
Summary Compensation Table Total	$4,638,287	$3,990,800	$1,310,474
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,317,067)	$(521,238)	$(545,923)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$627,445	$1,199,280	$4,175,040
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$124,838	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$61,561	$0	$184,257
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$180,900	$9,732	$(86,372)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(60,464)	$(1,077,895)	$(1,853,297)
Compensation Actually Paid	$4,255,500	$3,600,679	$3,184,179

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	(1) Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
As required, we disclose below the most important measures used by the company to link compensation actually paid to our NEOs for 2022 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the CD&A beginning on page 30.
2022 Most Important Measures (Unranked)
■ Adjusted EBITDA	■ Relative TSR
■ Adjusted Operating Ratio LTL	■ ESG Scorecard
■ Adjusted Cash Flow per Share	■ Relative Adjusted Cash Flow per Share

Total Shareholder Return Amount	$ 116.26	164.27	149.56
Peer Group Total Shareholder Return Amount	122.85	151.16	114.73
Net Income (Loss)	$ 666,000,000	$ 341,000,000	$ 117,000,000
Company Selected Measure Amount	997,000,000	812,000,000	609,000,000
PEO Name	Mario Harik
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Our company-selected measure is adjusted earnings before interest, taxes, depreciation and amortization (“Adjusted EBITDA”), which we define as income from continuing operations before debt extinguishment loss, interest expense, income tax, depreciation and amortization expense, goodwill impairment charges, transaction and integration costs, restructuring costs and other adjustments. Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Ratio LTL
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ESG Scorecard
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Cash Flow per Share
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Adjusted Cash Flow per Share
Mr. Jacobs
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 46,990,957	$ 22,043,280	$ 21,812,660
PEO Actually Paid Compensation Amount	66,874,224	22,043,280	25,043,462
Mr. Jacobs | Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,298,870)
Mr. Jacobs | Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,697,878
Mr. Jacobs | Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,600,992)	0	0
Mr. Jacobs | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,484,259	0	0
Mr. Jacobs | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Jacobs | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Jacobs | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	3,230,802
Mr. Jacobs | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mario Harik
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,027,723	0	0
PEO Actually Paid Compensation Amount	19,687,049	0	0
Mario Harik | Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,259,872)
Mario Harik | Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,878,803
Mario Harik | Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,381,069)	0	0
Mario Harik | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,040,395	0	0
Mario Harik | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mario Harik | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mario Harik | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mario Harik | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(545,923)	(521,238)	(1,317,067)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,175,040	1,199,280	627,445
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	124,838
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	184,257	0	61,561
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,372)	9,732	180,900
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,853,297)	$ (1,077,895)	$ (60,464)